Loans and Borrowings - Summary Of Loans And Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 364	$ 793
SGD Bank Loan Due 2025-2029
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 140
SGD Bank Loan Due 2025-2029 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%
SGD Bank Loan Due 2025-2029 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
MYR Bank Loan Due 2025-2028 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
MYR Bank Loan Due 2025-2028 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.60%
MYR COF Bank Loan Due 2025-2028
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 9
MYR COF Bank Loan Due 2025-2028 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	(2.00%)
MYR COF Bank Loan Due 2025-2028 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.30%
IDR Bank Loan Due 2025-2029
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 18
IDR Bank Loan Due 2025-2029 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.00%
IDR Bank Loan Due 2025-2029 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	9.50%
THB COF Bank Loan Due 2025
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 39
THB COF Bank Loan Due 2025 | Nominal Interest Rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	7.00%
SGD Bank Loan Due 2024-2028
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 102
SGD Bank Loan Due 2024-2028 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.50%
SGD Bank Loan Due 2024-2028 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		2.10%
SGD COF Bank Loan Due 2024 | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.00%
SGD COF Bank Loan Due 2024 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.10%
MYR Bank Loan Due 2024-2028 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		2.10%
MYR Bank Loan Due 2024-2028 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		4.20%
MYR COF Bank Loan Due 2024-2028
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 12
MYR COF Bank Loan Due 2024-2028 | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		(2.00%)
MYR COF Bank Loan Due 2024-2028 | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.30%
IDR Bank Loan Due 2024-2028
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 9
IDR Bank Loan Due 2024-2028 | Nominal Interest Rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		9.50%
THB COF Bank Loan Due 2024
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 32
THB COF Bank Loan Due 2024 | Nominal Interest Rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		7.00%
USD SOFR Term Loan Due 2026
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 476
USD SOFR Term Loan Due 2026 | Nominal Interest Rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		4.50%
Lease liabilities
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 158	$ 162
Lease liabilities | Nominal Interest Rate | Minimum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	4.10%	3.60%
Lease liabilities | Nominal Interest Rate | Maximum
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	12.50%	12.50%